Shareholder Report, Average Annual Return (Details) 195457_Monetta Young Investor Growth Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Monetta Young Investor Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monetta Young Investor Growth Fund
Average Annual Return, Percent	15.46%	12.27%	13.85%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%